Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding
	Three Months Ended March 31,
	2026	2025
Options to purchase common stock	32,289	34,046
Warrants to purchase common stock	317,585	934,373
Total potentially dilutive securities excluded	349,874	968,419

	Year Ended December 31,
	2025	2024
Options to purchase common stock	33,858	34,046
Warrants to purchase common stock	382,588	934,373
Total potentially dilutive securities excluded	416,446	968,419